OTHER CURRENT ASSETS	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
OTHER CURRENT ASSETS [Text Block]

NOTE 6 – OTHER CURRENT ASSETS

As of December 31, 2011 and 2010, unverified input VAT was $2,376,867 and $6,350,750, respectively. Unverified input VAT represents input VAT amount that were pending verification through local tax bureau. The balance as of December 31, 2011 was fully verified and offset against output VAT in January 2012.

NOTE 7 – OTHER CURRENT ASSETS

	September 30, 2012	December 31, 2011
	(Unaudited)
Unverified input VAT	$1,493,970	$2,376,867
Staff advance	81,662	-

Total other current assets	$1,575,632	$2,376,867

As of September 30, 2012 and December 31, 2011, there was $1,493,970 and $2,376,867 unverified input VAT that represents input VAT amount that were pending verification through local tax bureau.